CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 200.0	$ 156.7
Restricted cash	172.2	2.4
Accounts receivable (net of allowance for doubtful accounts of $0.0 and $23.7 as of December 31, 2014 and 2015, respectively)	363.9	$ 31.0
Notes receivable	1.2
Inventories	406.1	$ 204.4
Advance to suppliers - net	28.2	$ 6.6
Deferred tax assets - net	$ 0.2
Derivative contracts		$ 0.8
Amount due from related parties	$ 324.6	168.6
Other current assets	74.3	14.2
Total current assets	1,570.7	$ 584.7
Non-current assets:
Long-term prepayments	2.6
Fixed assets - net	877.3	$ 147.8
Intangible assets - net	14.8	$ 13.7
Land use rights - net	51.8
Goodwill	1.1
Long-term investments	17.1
Amount due from related parties	9.3	$ 15.1
Deferred tax assets - net	0.8	3.6
Other non-current assets	2.0	1.3
Total non-current assets	976.8	181.5
Total assets	2,547.5	766.2
Current liabilities:
Short-term borrowings	255.6	1.1
Long-term borrowings, current portion	161.1	1.2
Accounts payable	226.1	$ 50.8
Notes payable	129.0
Accrued expenses and other liabilities	80.2	$ 71.6
Warranty provision	43.6	10.5
Customer deposits	7.0	$ 1.4
Deferred revenue	402.1
Derivative contracts	0.8
Amount due to related parties	$ 201.4	$ 87.1
Current portion of obligations under capital leases		5.7
Deferred tax liabilities	$ 5.7	$ 5.4
Unrecognized tax benefit	17.9
Total current liabilities	1,530.5	$ 234.8
Non-current liabilities:
Long-term borrowings	$ 553.5	283.5
Long-term obligations under capital leases		$ 1.2
Long-term notes	$ 100.0
Long-term warranty provision	17.4	$ 17.0
Deferred tax liabilities	5.9
Total non-current liabilities	676.8	$ 301.7
Total liabilities	2,207.3	$ 536.5
Redeemable ordinary shares (par value $0.0001 per share; nil and 20,070,375 shares issued and outstanding at December 31, 2014 and December 31, 2015, respectively)	0.0
Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 3,701,145,330 and 4,160,675,592 shares issued and outstanding at December 31, 2014 and December 31, 2015, respectively)	0.4	$ 0.4
Additional paid-in capital	431.1	329.8
Accumulated deficit	(20.2)	(64.0)
Accumulated other comprehensive loss	(71.1)	(36.5)
Total shareholders' equity	340.2	229.7
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 2,547.5	$ 766.2